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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22957
Invesco Management Trust
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end:	8/31
Date of reporting period:	5/31/17

Item 1. Schedule of Investments.

Invesco Conservative Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2017

invesco.com/us	CINC-QTR-1	05/17	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–41.69%(a)

Asset-Backed Securities - Consumer Receivables–1.19%

Sheffield Receivables Co. LLC(b)	0.00%	10/02/2017	$1,000	$994,799
Sheffield Receivables Co. LLC (CEP-Barclays Bank PLC)(b)	0.00%	07/10/2017	1,000	998,561
				1,993,360

Asset-Backed Securities - Fully Supported Bank–4.94%

Chesham Finance LLC (Multi-CEP’s)(b)	0.00%	01/03/2018	2,000	1,981,929
Chesham Finance LLC (Multi-CEP’s)(b)	0.00%	06/06/2017	1,000	999,843
Collateralized Commercial Paper Co. LLC (CEP-JPMorgan Securities LLC)	0.00%	06/28/2017	325	324,743
Halkin Finance LLC (Multi-CEP’s)(b)	0.00%	07/26/2017	1,000	998,325
Halkin Finance LLC (Multi-CEP’s)(b)	0.00%	07/28/2017	1,000	998,258
LMA-Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)	0.00%	08/01/2017	1,000	998,121
LMA-Americas LLC (CEP-Credit Agricole Corporate & Investment Bank S.A.)(b)	0.00%	12/06/2017	2,000	1,984,848
				8,286,067

Automotive Retail–2.09%

AutoNation Inc.(b)	0.00%	06/01/2017	2,000	1,999,921
AutoNation Inc.(b)	0.00%	06/06/2017	1,500	1,499,644
				3,499,565

Brewers–0.88%

Anheuser-Busch InBev Worldwide Inc.(b)	0.00%	04/20/2018	1,500	1,479,831

Consumer Finance–1.63%

Ford Motor Credit Co. LLC(b)	0.00%	10/04/2017	1,000	994,690
Ford Motor Credit Co. LLC(b)	0.00%	09/01/2017	1,000	996,301
Ford Motor Credit Co. LLC	0.00%	10/05/2017	752	747,965
				2,738,956

Diversified Banks–4.78%

Barclays Bank PLC (United Kingdom)(b)	0.00%	11/24/2017	1,500	1,488,193
BPCE S.A. (France)(b)	0.00%	08/14/2017	290	289,381
ING US Funding LLC(c)	1.73%	06/23/2017	1,000	1,000,506
Silver Tower US Funding LLC(b)	0.00%	07/10/2017	2,000	1,997,122
Societe Generale S.A. (France)	0.00%	09/27/2017	1,000	996,324
Standard Chartered Bank(b)	0.00%	12/14/2017	1,250	1,240,465
Sunoco Logistics Partners Operations L.P.(b)	0.00%	06/01/2017	1,000	999,963
				8,011,954

Electric Utilities–0.59%

Electricite de France S.A. (France)(b)	0.00%	01/05/2018	1,000	989,896

Health Care Facilities–1.19%

Catholic Health Initiatives	0.00%	06/29/2017	2,000	1,998,545

Hotels, Resorts & Cruise Lines–2.58%

Marriott International Inc.(b)	0.00%	06/16/2017	1,250	1,249,343
Wyndham Worldwide Corp.(b)	0.00%	06/01/2017	580	579,977
Wyndham Worldwide Corp.(b)	0.00%	06/02/2017	1,000	999,921
Wyndham Worldwide Corp.(b)	0.00%	06/13/2017	1,500	1,499,226
				4,328,467

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Household Products–0.30%

Reckitt Benckiser Treasury Services PLC (United Kingdom)(b)	0.00%	07/31/2017	$500	$499,206

Housewares & Specialties–2.21%

Newell Brands Inc.(b)	0.00%	06/02/2017	2,000	1,999,842
Newell Brands Inc.(b)	0.00%	06/05/2017	1,700	1,699,664
				3,699,506

Integrated Oil & Gas–0.30%

BP Capital Markets PLC (United Kingdom)(b)	0.00%	12/08/2017	500	496,270

Integrated Telecommunication Services–1.78%

Deutsche Telekom AG (Germany)(b)	0.00%	08/03/2017	1,500	1,496,549
Deutsche Telekom AG (Germany)(b)	0.00%	11/02/2017	1,500	1,490,345
				2,986,894

Multi-Utilities–0.89%

CenterPoint Energy Inc.(b)	0.00%	08/02/2017	1,500	1,496,609

Oil & Gas Exploration & Production–1.79%

Canadian Natural Resources Ltd. (Canada)(b)	0.00%	06/12/2017	1,000	999,557
Canadian Natural Resources Ltd. (Canada)(b)	0.00%	06/19/2017	2,000	1,998,592
				2,998,149

Oil & Gas Storage & Transportation–5.07%

Enbridge Energy Partners L.P.(b)	0.00%	08/08/2017	1,000	997,305
Energy Transfer L.P.(b)	0.00%	06/07/2017	2,000	1,999,446
ONEOK Partners L.P.(b)	0.00%	06/05/2017	1,000	999,840
ONEOK Partners L.P.(b)	0.00%	06/06/2017	1,500	1,499,712
Plains All American Pipeline L.P.(b)	0.00%	06/01/2017	1,500	1,499,953
Plains All American Pipeline L.P.(b)	0.00%	06/06/2017	1,500	1,499,712
				8,495,968

Other Diversified Financial Services–2.08%

ABN Amro Funding USA LLC(b)	0.00%	08/01/2017	1,000	998,037
AXA Financial Inc.(b)	0.00%	10/04/2017	1,000	995,320
Starbird Funding Corp.(b)	0.00%	09/21/2017	1,500	1,493,837
				3,487,194

Packaged Foods & Meats–1.07%

Kraft Heinz Foods Co.(b)	0.00%	07/12/2017	1,800	1,796,919

Regional Banks–0.89%

Danske Corp(b)	0.00%	07/10/2017	1,500	1,498,058

Soft Drinks–0.89%

Coca-Cola Co. (The)(b)	0.00%	02/07/2018	1,500	1,486,025

Technology Distributors–1.79%

Arrow Electronics Inc.(b)	0.00%	06/01/2017	1,000	999,961
Arrow Electronics Inc.(b)	0.00%	06/06/2017	2,000	1,999,525
				2,999,486

Tobacco–1.88%

BAT International Finance PLC (United Kingdom)(b)	0.00%	07/27/2017	1,911	1,907,133
BAT International Finance PLC (United Kingdom)(b)	0.00%	08/02/2017	1,250	1,247,174
				3,154,307

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wireless Telecommunication Services–0.88%

Vodafone Group PLC (United Kingdom)(b)	0.00%	09/01/2017	$1,000	$996,474
Vodafone Group PLC (United Kingdom)(b)	0.00%	09/07/2017	480	478,172
				1,474,646
Total Commercial Paper (Cost $69,882,159)				69,895,878

Bonds & Notes–30.94%(d)

Automobile Manufacturers–3.56%

Daimler Finance North America LLC, Sr. Unsec. Gtd. Floating Rate Notes(b)(c)	1.42%	11/05/2018	1,000	1,000,423
Sr. Unsec. Gtd. Notes(b)	1.50%	07/05/2019	1,000	989,075
Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes	2.68%	01/09/2020	1,088	1,096,730
Hyundai Capital America, Sr. Unsec. Gtd. Notes(b)	4.00%	06/08/2017	235	235,053
Sr. Unsec. Notes(b)	1.75%	09/27/2019	983	967,444
Nissan Motor Acceptance Corp., Sr. Unsec. Notes(b)	2.25%	01/13/2020	1,500	1,506,425
Toyota Motor Credit Corp., Sr. Unsec. Medium-Term Global Notes	1.25%	10/05/2017	179	178,998
				5,974,148

Biotechnology–0.10%

AbbVie Inc., Sr. Unsec. Global Notes	1.80%	05/14/2018	164	164,254

Consumer Finance–1.90%

American Express Credit Corp., Sr. Unsec. Floating Rate Medium-Term Notes(c)	1.50%	05/03/2019	1,000	1,001,742
Sr. Unsec. Floating Rate Medium-Term Notes(c)	1.52%	03/03/2020	1,000	1,002,003
Sr. Unsec. Floating Rate Medium-Term Notes(c)	1.95%	11/05/2018	980	985,283
American Express Credit Corp., Series 0000, Sr. Unsec. Floating Rate Medium-Term Notes(c)	1.46%	09/22/2017	200	200,094
				3,189,122

Diversified Banks–15.07%

ABN AMRO Bank N.V. (Netherlands), Sr. Unsec. Notes(b)	2.10%	01/18/2019	1,000	1,002,613
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec. Floating Rate Notes(b)(c)	1.82%	09/23/2019	1,000	1,007,973
Sr. Unsec. Medium-Term Global Notes	1.45%	05/15/2018	1,000	999,626
Sr. Unsec. Medium-Term Global Notes	1.50%	01/16/2018	350	349,397
Bank of Montreal (Canada), Sr. Unsec. Floating Rate Global Notes(c)	1.52%	04/10/2018	250	250,294
Sr. Unsec. Floating Rate Notes(c)	1.41%	10/19/2018	1,000	999,930
BNZ International Funding Ltd. (New Zealand), Sr. Unsec. Floating Rate Gtd. Notes(b)(c)	1.87%	02/21/2020	1,000	1,005,544
Citibank, N.A., Sr. Unsec. Floating Rate Notes(c)	1.41%	11/09/2018	1,000	1,001,226
Sr. Unsec. Floating Rate Notes(c)	1.49%	03/20/2019	1,000	1,002,203
Commonwealth Bank of Australia (Australia), Sr. Unsec. Floating Rate Notes(b)(c)	1.82%	11/07/2019	1,000	1,007,380
Dexia Credit Local S.A. (France), Sr. Unsec. Gtd. Floating Rate Notes(b)(c)	1.68%	02/15/2019	1,500	1,502,430
HSBC USA Inc., Sr. Unsec. Global Notes	1.50%	11/13/2017	1,250	1,249,874
Mizuho Bank Ltd. (Japan), Sr. Unsec. Gtd. Floating Rate Notes(b)(c)	1.60%	09/25/2017	250	250,165
Mizuho Securities USA Inc., Sr. Unsec Medium-Term Floating Rate Notes(b)(c)	1.65%	07/06/2017	1,000	999,999
National Australia Bank Ltd. (Australia), Sr. Unsec. Floating Rate Notes(b)(c)	1.68%	05/22/2020	1,500	1,502,494
Sr. Unsec. Floating Rate Notes(b)(c)	1.75%	01/10/2020	1,000	1,005,605
Sr. Unsec. Medium-Term Global Notes	2.00%	01/14/2019	300	300,472

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–(continued)

Nordea Bank AB (Sweden), Sr. Unsec. Floating Rate Notes(b)(c)	1.67%	05/29/2020	$1,500	$1,501,725
Sr. Unsec. Floating Rate Notes(b)(c)	1.99%	09/17/2018	1,500	1,513,413
Royal Bank of Canada (Canada), Sr. Unsec. Global Notes	1.50%	07/29/2019	1,000	990,776
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec. Gtd. Global Medium-Term Floating Rate Notes(c)	1.48%	07/11/2017	1,000	1,000,335
Sumitomo Mitsui Trust Bank, Ltd. (Japan), Sr. Unsec. Floating Rate Notes(b)(c)	1.61%	03/06/2019	1,000	1,001,650
Sr. Unsec. Floating Rate Notes(b)(c)	2.07%	10/18/2019	1,000	1,009,439
Swedbank AB (Sweden), Sr. Unsec. Notes(b)	2.13%	09/29/2017	500	500,549
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes	1.65%	01/22/2018	300	300,481
Westpac Banking Corp. (Australia), Sr. Unsec. Global Floating Rate Notes(c)	1.53%	03/06/2020	2,000	2,003,248
				25,258,841

Electric Utilities–0.60%

Southern Power Co., Sr. Unsec. Global Notes	1.85%	12/01/2017	1,000	1,001,336

Health Care Equipment–0.28%

Stryker Corp., Sr. Unsec. Global Notes	2.00%	03/08/2019	476	477,772

Integrated Oil & Gas–1.16%

ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes	1.05%	12/15/2017	1,500	1,504,703
Exxon Mobil Corp., Sr. Unsec. Global Notes	1.44%	03/01/2018	438	438,388
				1,943,091

IT Consulting & Other Services–0.18%

International Business Machines Corp., Sr. Unsec. Global Floating Rate Notes(c)	1.63%	08/18/2017	300	300,342

Life & Health Insurance–0.95%

Athene Global Funding, Sec. Notes(b)	2.75%	04/20/2020	585	587,408
Metropolitan Life Global Funding I, Sec. Floating Rate Notes(b)(c)	1.58%	12/19/2018	1,000	1,004,151
				1,591,559

Motorcycle Manufacturers–0.78%

Harley-Davidson Financial Services, Inc., Sr. Unsec. Gtd. Notes(b)	2.25%	01/15/2019	300	300,858
Sr. Unsec. Gtd. Floating Rate Notes(b)(c)	1.46%	03/08/2019	1,000	1,002,179
				1,303,037

Multi-Line Insurance–0.60%

New York Life Global Funding, Sec. Floating Rate Notes(b)(c)	1.54%	10/24/2019	1,000	1,001,634

Multi-Utilities–0.59%

Dominion Energy, Inc., Series B, Sr. Unsec. Global Notes	1.60%	08/15/2019	1,000	991,061

Pharmaceuticals–0.59%

Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsec. Gtd. Global Notes	1.40%	07/20/2018	1,000	995,219

Regional Banks–2.80%

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (Japan), Sr. Unsec. Notes(b)	1.45%	09/08/2017	1,500	1,499,689
Sr. Unsec. Notes(b)	1.70%	03/05/2018	650	650,164
Fifth Third Bank Series BKNT, Sr. Unsec. Notes	1.63%	09/27/2019	1,000	990,713
Macquarie Bank Ltd. (Australia), Sr. Unsec. Floating Rate Notes(b)(c)	1.80%	10/27/2017	250	250,388
Sr. Unsec. Notes(b)	2.35%	01/15/2019	300	301,631
PNC Bank NA, Sr. Unsec. Notes	1.95%	03/04/2019	1,000	1,003,021
				4,695,606

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Semiconductors–0.90%

Qualcomm Inc., Sr. Unsec. Global Notes	1.85%	05/20/2019	$1,500	$1,503,354

Technology Hardware, Storage & Peripherals–0.88%

Apple Inc., Sr. Unsec. Global Notes	1.30%	02/23/2018	350	350,045
Sr. Unsec. Global Notes	1.80%	05/11/2020	1,132	1,133,773
				1,483,818
Total Bonds & Notes (Cost $51,818,465)				51,874,194

Asset-Backed Securities–13.26%

Auto Loans/Leases–6.11%

Ally Auto Receivables Trust, Series 2015-1, Class A3, Pass Through Ctfs.	1.39%	09/16/2019	750	750,506
CarMax Auto Owner Trust, Series 2014-4, Class A3, Pass Through Ctfs.	1.25%	11/15/2019	444	443,767
Series 2017-1, Class A2, Pass Through Ctfs.	1.54%	02/18/2020	1,000	1,000,596
Series 2017-2, Class A2, Pass Through Ctfs.	1.63%	06/15/2020	1,000	1,001,090
Chesapeake Funding II LLC, Series 2017-2A, Class A2, Floating Rate Pass Through Ctfs.(b)(c)	1.49%	05/15/2029	2,000	2,000,588
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, Pass Through Ctfs.(b)	1.05%	03/20/2020	338	338,216
Ford Credit Auto Owner Trust, Series 2016-A, Class A3, Pass Through Ctfs.	1.39%	07/15/2020	450	449,539
Huntington Auto Trust, Series 2015-1, Class A3, Pass Through Ctfs.	1.24%	09/16/2019	410	409,799
Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A2B, Floating Rate Pass Through Ctfs.(c)	1.19%	08/15/2019	1,000	1,000,217
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class A, Pass Through Ctfs.(b)	1.80%	07/15/2019	250	250,083
Series 2015-2A, Class A, Pass Through Ctfs.(b)	2.38%	10/15/2020	250	251,462
Nissan Auto Receivables Owner Trust, Series 2016-A, Class A2A, Pass Through Ctfs.	1.06%	02/15/2019	140	139,768
Nissan Master Owner Trust Receivables, Series 2015-A, Class A1, Floating Rate Pass Through Ctfs.(c)	1.39%	01/15/2020	210	210,362
Series 2017-A, Class A, Floating Rate Pass Through Ctfs.(c)	1.30%	04/15/2021	2,000	2,005,338
				10,251,331

Credit Cards–2.87%

Chase Issuance Trust, Series 2013-A1, Class A1, Pass Through Ctfs.	1.30%	02/18/2020	300	299,875
Series 2014-A7, Class A7, Pass Through Ctfs.	1.38%	11/15/2019	1,382	1,382,570
First National Master Note Trust, Series 2015-1, Class A, Floating Rate Pass Through Ctfs.(c)	1.76%	09/15/2020	250	250,483
Series 2017-1, Class A, Floating Rate Pass Through Ctfs.(c)	1.39%	04/18/2022	1,000	1,000,433
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, Pass Through Ctfs.	1.61%	11/15/2020	1,000	1,001,031
World Financial Network Credit Card Master Trust, Series 2012-B, Class A, Pass Through Ctfs.	1.76%	05/17/2021	875	875,628
				4,810,020

Equipment Leasing–1.88%

Dell Equipment Finance Trust, Series 2017-1, Class A2, Pass Through Ctfs.(b)	1.86%	06/24/2019	1,000	1,001,278
MMAF Equipment Finance LLC, Series 2016-AA, Class A2, Pass Through Ctfs.(b)	1.39%	12/17/2018	1,142	1,142,537
Series 2017-AA, Class A2, Pass Through Ctfs.(b)	1.73%	05/18/2020	1,000	1,000,938
				3,144,753

Loans–2.23%

Ally Master Owner Trust, Series 2014-5, Class A2, Pass Through Ctfs.	1.60%	10/15/2019	570	570,435
CNH Equipment Trust, Series 2016-B, Class A2A, Pass Through Ctfs.	1.31%	10/15/2019	563	563,339
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A2, Floating Rate Pass Through Ctfs.(c)	1.44%	05/15/2022	2,000	2,001,480
John Deere Owner Trust, Series 2015-A, Class A3, Pass Through Ctfs.	1.32%	06/17/2019	597	596,856
				3,732,110

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Student Loans–0.07%

SLM Student Loan Trust, Series 2003-14, Class A5, Floating Rate Pass Through Ctfs.(c)	1.39%	01/25/2023	$118	$117,915

Time Shares–0.10%

Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, Pass Through Ctfs.(b)	1.87%	08/20/2029	73	72,682
Series 2013-3A, Class A, Pass Through Ctfs.(b)	2.20%	10/20/2030	91	90,772
				163,454
Total Asset-Backed Securities (Cost $22,203,989)				22,219,583

Certificates of Deposit–5.10%

Diversified Banks–3.60%

Bank of Montreal (Canada)(c)	1.61%	04/17/2018	1,000	1,000,728
Canadian Imperial Bank of Commerce (Canada)(c)	1.54%	08/08/2018	1,000	999,940
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	1.58%	10/25/2017	1,500	1,502,853
Norinchukin Bank	1.37%	08/14/2017	1,000	1,000,540
Sumitomo Mitsui Banking Corp.	1.50%	10/05/2017	1,540	1,541,339
				6,045,400

Diversified Capital Markets–0.60%

UBS AG(c)	1.78%	06/20/2017	1,000	1,000,472

Regional Banks–0.90%

Bank of Tokyo-Mitsubishi UFJ Ltd.	1.70%	01/24/2018	1,500	1,502,678
Total Certificates of Deposit (Cost $8,539,513)				8,548,550

U.S. Treasury Bills–0.89%(a)

U.S. Treasury Bills (Cost $1,493,776)	0.97%	11/02/2017	1,500	1,493,592
TOTAL INVESTMENTS (excluding Repurchase Agreements)–91.88% (Cost $153,937,902)				154,031,797

			Repurchase Amount

Repurchase Agreements–7.16%(e)

Citigroup Global Markets Inc., open agreement dated 12/07/2016, (collateralized by a foreign corporate obligation valued at $2,040,643; 5.88%; 09/16/2025)	1.45%	-	2,000,000	2,000,000
J.P. Morgan Securities Inc., open agreement dated 05/24/2017, (collateralized by domestic non-agency mortgage-backed securities valued at $2,204,740; 2.87% - 5.52%; 05/25/2045 - 05/27/2047)	1.67%	-	2,000,000	2,000,000
J.P. Morgan Securities Inc., open agreement dated 07/20/2016, (collateralized by a domestic non-agency mortgage-backed security valued at $2,200,425; 2.87%; 05/25/2045)	1.20%	-	2,000,000	2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 05/03/2017, maturing value of $4,000,000, (collateralized by a domestic non-agency asset-backed security valued at $4,400,000; 1.18%; 02/25/2037)	0.00%	08/01/2017	4,000,000	4,000,000
Wells Fargo Securities, LLC, term agreement dated 03/15/2017, maturing value of $2,008,000, (collateralized by a U.S. government sponsored agency obligation valued at $2,040,001; 1.84%; 05/16/2019)	1.60%	06/13/2017	2,008,000	2,000,000
Total Repurchase Agreements (Cost $12,000,000)				12,000,000
TOTAL INVESTMENTS–99.04% (Cost $165,937,902)				166,031,797
OTHER ASSETS LESS LIABILITIES–0.96%				1,610,373
NET ASSETS–100.00%				$167,642,170

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

Investment Abbreviations:

CEP	—Credit Enhancement Provider
Ctfs.	—Certificates
Gtd.	—Guaranteed
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2017 was $97,083,852, which represented 57.91% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2017.

(d)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(e)	Principal amount equals value at period end. See Note 1E.

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Conservative Income Fund

A.	Securities Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Invesco Conservative Income Fund

F.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2017, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2017 was $44,785,749 and $21,559,744, respectively. During the same period, sales of long-term U.S. Treasury obligations were $1,475,742. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$	157,413
Aggregate unrealized (depreciation) of investment securities		(63,518)
Net unrealized appreciation of investment securities	$	93,895
Cost of investments is the same for tax and financial reporting purposes.

Invesco Conservative Income Fund

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Management Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 28, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 28, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.